UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Stock Selector Small Cap Fund

January 31, 2016

SCS-QTLY-0316
1.813071.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.8%
Cooper Tire & Rubber Co.	176,620	$6,440
Standard Motor Products, Inc.	121,402	4,530
Tenneco, Inc. (a)	227,984	8,711
Visteon Corp.	67,200	4,494
		24,175
Diversified Consumer Services - 0.6%
Service Corp. International	326,600	7,900
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc.	275,184	4,860
Buffalo Wild Wings, Inc. (a)	49,000	7,463
Dave & Buster's Entertainment, Inc. (a)	78,457	2,846
Domino's Pizza, Inc.	59,300	6,756
Texas Roadhouse, Inc. Class A	270,657	9,968
		31,893
Household Durables - 1.8%
Ethan Allen Interiors, Inc.	357,179	9,537
Helen of Troy Ltd. (a)	66,380	5,932
Jarden Corp. (a)	168,877	8,959
		24,428
Leisure Products - 1.1%
Brunswick Corp.	163,796	6,527
Vista Outdoor, Inc. (a)	177,166	8,541
		15,068
Media - 1.1%
Nexstar Broadcasting Group, Inc. Class A (b)	194,435	8,790
Starz Series A (a)	200,000	5,686
		14,476
Multiline Retail - 0.3%
Dillard's, Inc. Class A	61,556	4,334
Specialty Retail - 1.4%
Genesco, Inc. (a)	104,675	6,923
Murphy U.S.A., Inc. (a)	84,700	4,900
Sally Beauty Holdings, Inc. (a)	220,300	6,071
		17,894
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)(b)	151,600	7,498
G-III Apparel Group Ltd. (a)	226,310	11,171
Steven Madden Ltd. (a)	340,959	11,010
		29,679

TOTAL CONSUMER DISCRETIONARY		169,847

CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	22,880	4,025
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	73,050	8,820
Food Products - 1.5%
Greencore Group PLC	933,700	5,187
Ingredion, Inc.	45,100	4,542
J&J Snack Foods Corp.	54,350	5,869
Pinnacle Foods, Inc.	94,800	4,066
		19,664
Personal Products - 0.7%
Coty, Inc. Class A (b)	149,800	3,687
Inter Parfums, Inc.	199,000	5,343
		9,030

TOTAL CONSUMER STAPLES		41,539

ENERGY - 2.7%
Energy Equipment & Services - 0.6%
Bristow Group, Inc.	150,751	3,506
Rowan Companies PLC	100,000	1,265
Total Energy Services, Inc.	346,500	3,549
		8,320
Oil, Gas & Consumable Fuels - 2.1%
Boardwalk Pipeline Partners, LP	398,208	4,344
Diamondback Energy, Inc.	86,007	6,498
Newfield Exploration Co. (a)	165,988	4,825
PDC Energy, Inc. (a)	111,200	6,324
Western Refining, Inc.	160,488	5,280
		27,271

TOTAL ENERGY		35,591

FINANCIALS - 24.4%
Banks - 10.2%
Associated Banc-Corp.	872,023	15,304
BancFirst Corp.	137,783	7,708
Bank of the Ozarks, Inc.	402,036	17,826
Banner Corp.	352,529	14,630
BBCN Bancorp, Inc.	817,986	12,433
Community Bank System, Inc.	170,330	6,411
Huntington Bancshares, Inc.	1,769,400	15,181
Investors Bancorp, Inc.	1,178,900	13,781
MB Financial, Inc.	544,100	16,932
PacWest Bancorp	442,175	16,232
		136,438
Capital Markets - 2.2%
AURELIUS AG	249,242	12,584
OM Asset Management Ltd.	779,240	8,813
Raymond James Financial, Inc.	193,204	8,464
		29,861
Insurance - 3.2%
Allied World Assurance Co. Holdings AG	476,277	17,427
Aspen Insurance Holdings Ltd.	210,010	9,768
James River Group Holdings Ltd.	145,716	4,943
Primerica, Inc.	239,669	10,788
		42,926
Real Estate Investment Trusts - 7.6%
Coresite Realty Corp.	207,497	13,309
Cousins Properties, Inc.	836,580	7,211
Equity Lifestyle Properties, Inc.	221,000	14,568
Kite Realty Group Trust	416,667	11,042
Mid-America Apartment Communities, Inc.	190,484	17,870
National Retail Properties, Inc. (b)	311,895	13,393
Ramco-Gershenson Properties Trust (SBI)	729,850	12,473
Store Capital Corp.	452,315	11,213
		101,079
Thrifts & Mortgage Finance - 1.2%
WSFS Financial Corp.	524,542	15,243

TOTAL FINANCIALS		325,547

HEALTH CARE - 13.4%
Biotechnology - 6.4%
ACADIA Pharmaceuticals, Inc. (a)	194,352	4,021
Advanced Accelerator Applications SA sponsored ADR	44,200	1,100
Agios Pharmaceuticals, Inc. (a)(b)	44,420	1,875
Anacor Pharmaceuticals, Inc. (a)	71,900	5,402
Ascendis Pharma A/S:
ADR (c)	211,571	3,827
sponsored ADR	54,385	1,035
Bellicum Pharmaceuticals, Inc. (a)(b)	248,700	2,810
BioMarin Pharmaceutical, Inc. (a)	42,856	3,172
Biotie Therapies Corp. sponsored ADR	223,040	5,514
bluebird bio, Inc. (a)	39,128	1,618
Cellectis SA sponsored ADR	117,600	2,630
Chimerix, Inc. (a)	126,560	975
Coherus BioSciences, Inc. (a)(b)	180,500	2,393
Curis, Inc. (a)	1,452,483	2,382
CytomX Therapeutics, Inc.	27,627	412
CytomX Therapeutics, Inc. (a)	72,600	1,141
DBV Technologies SA sponsored ADR (a)	900	23
Five Prime Therapeutics, Inc. (a)	92,435	3,323
Genocea Biosciences, Inc. (a)	257,758	802
Heron Therapeutics, Inc. (a)(b)	144,200	3,027
Insmed, Inc. (a)	192,672	2,543
Intercept Pharmaceuticals, Inc. (a)	19,503	2,072
Ionis Pharmaceuticals, Inc. (a)	76,128	2,964
La Jolla Pharmaceutical Co. (a)	154,909	2,743
Mirati Therapeutics, Inc. (a)	158,506	3,413
Neurocrine Biosciences, Inc. (a)	168,160	7,155
Novavax, Inc. (a)	589,738	3,037
ProNai Therapeutics, Inc. (a)(b)	157,400	1,303
Sage Therapeutics, Inc. (a)	9,600	322
Spark Therapeutics, Inc.	81,100	2,285
TESARO, Inc. (a)	111,700	3,858
Ultragenyx Pharmaceutical, Inc. (a)	78,084	4,384
Xencor, Inc. (a)	235,800	2,551
		86,112
Health Care Equipment & Supplies - 3.4%
CONMED Corp.	30,747	1,136
Integra LifeSciences Holdings Corp. (a)	149,806	9,206
NxStage Medical, Inc. (a)	463,000	8,760
Sirona Dental Systems, Inc. (a)	54,300	5,772
Steris PLC	71,633	4,960
Teleflex, Inc.	56,700	7,694
Wright Medical Group NV (a)	397,777	7,936
		45,464
Health Care Providers & Services - 2.3%
Amedisys, Inc. (a)	87,000	3,110
AmSurg Corp. (a)	104,200	7,626
Molina Healthcare, Inc. (a)	87,300	4,794
Surgical Care Affiliates, Inc. (a)	284,314	12,132
Team Health Holdings, Inc. (a)	73,700	3,012
		30,674
Health Care Technology - 0.2%
Press Ganey Holdings, Inc.	78,961	2,333
Life Sciences Tools & Services - 0.6%
Bruker Corp. (a)	364,567	8,141
Pharmaceuticals - 0.5%
Innoviva, Inc.	300,451	3,011
Prestige Brands Holdings, Inc. (a)	84,246	3,933
		6,944

TOTAL HEALTH CARE		179,668

INDUSTRIALS - 12.5%
Aerospace & Defense - 2.0%
Moog, Inc. Class A (a)	124,605	5,773
Orbital ATK, Inc.	113,159	10,210
Teledyne Technologies, Inc. (a)	129,557	10,527
		26,510
Air Freight & Logistics - 0.7%
Hub Group, Inc. Class A (a)	305,920	9,321
Airlines - 0.6%
JetBlue Airways Corp. (a)	349,700	7,452
Building Products - 0.3%
Allegion PLC	75,600	4,578
Commercial Services & Supplies - 2.8%
Deluxe Corp.	194,000	10,845
Interface, Inc.	350,800	5,925
Multi-Color Corp.	112,900	7,116
Progressive Waste Solution Ltd. (Canada)	207,000	5,820
West Corp.	426,800	7,729
		37,435
Construction & Engineering - 0.9%
EMCOR Group, Inc.	269,800	12,330
Electrical Equipment - 0.4%
OSRAM Licht AG	113,202	5,054
Machinery - 2.2%
AGCO Corp. (b)	159,400	7,774
ITT Corp.	46,357	1,504
Kornit Digital Ltd. (a)(b)	357,100	4,092
KUKA AG (b)	54,000	4,152
TriMas Corp. (a)	235,863	4,078
Valmont Industries, Inc.	79,700	8,495
		30,095
Professional Services - 0.5%
Dun & Bradstreet Corp.	71,194	7,007
Trading Companies & Distributors - 2.1%
Kaman Corp.	223,500	8,904
Titan Machinery, Inc. (a)(b)	469,061	3,982
Watsco, Inc.	97,800	11,365
WESCO International, Inc. (a)	82,000	3,311
		27,562

TOTAL INDUSTRIALS		167,344

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.7%
F5 Networks, Inc. (a)	38,300	3,592
Ixia (a)	464,531	4,446
Radware Ltd. (a)	122,296	1,634
		9,672
Electronic Equipment & Components - 1.8%
CDW Corp.	242,200	9,313
Fitbit, Inc. (b)	128,600	2,135
Jabil Circuit, Inc.	336,000	6,690
Trimble Navigation Ltd. (a)	315,900	6,094
		24,232
Internet Software & Services - 3.5%
Bankrate, Inc. (a)	687,665	7,867
Demandware, Inc. (a)	98,700	4,188
Gogo, Inc. (a)	527,900	7,681
MINDBODY, Inc. (b)	133,183	1,574
NIC, Inc.	295,149	5,841
Pandora Media, Inc. (a)	236,500	2,299
Rackspace Hosting, Inc. (a)	264,583	5,347
Stamps.com, Inc. (a)	61,798	5,798
Web.com Group, Inc. (a)	317,795	5,984
		46,579
IT Services - 4.7%
EPAM Systems, Inc. (a)	57,600	4,314
ExlService Holdings, Inc. (a)	272,600	11,902
Global Payments, Inc.	262,166	15,455
Maximus, Inc.	241,100	12,868
Virtusa Corp. (a)	251,204	11,234
WEX, Inc. (a)	84,100	6,107
		61,880
Semiconductors & Semiconductor Equipment - 2.0%
Cirrus Logic, Inc. (a)	209,300	7,267
Intersil Corp. Class A	508,700	6,613
Monolithic Power Systems, Inc.	157,430	9,850
Qorvo, Inc. (a)	65,850	2,608
		26,338
Software - 4.0%
BroadSoft, Inc. (a)	94,185	3,222
CommVault Systems, Inc. (a)	233,923	8,777
Fair Isaac Corp.	78,900	7,540
Fleetmatics Group PLC (a)	139,600	6,060
HubSpot, Inc. (a)	8,251	335
NetSuite, Inc. (a)(b)	52,100	3,614
Pegasystems, Inc.	173,900	4,087
Qlik Technologies, Inc. (a)	161,200	4,036
RealPage, Inc. (a)	188,600	3,638
RingCentral, Inc. (a)	89,600	1,955
Rovi Corp. (a)	116,941	2,276
Synchronoss Technologies, Inc. (a)	254,686	7,804
		53,344
Technology Hardware, Storage & Peripherals - 1.6%
Electronics for Imaging, Inc. (a)	128,375	5,312
Nimble Storage, Inc. (a)	391,900	2,575
Quantum Corp. (a)	2,987,041	1,419
Silicon Graphics International Corp. (a)(b)	602,857	3,542
Super Micro Computer, Inc. (a)(b)	299,188	8,910
		21,758

TOTAL INFORMATION TECHNOLOGY		243,803

MATERIALS - 3.4%
Chemicals - 1.3%
Chase Corp.	28,500	1,310
Innospec, Inc.	111,799	5,573
PolyOne Corp.	122,699	3,320
Sensient Technologies Corp.	128,000	7,638
		17,841
Containers & Packaging - 1.5%
Avery Dennison Corp.	78,000	4,749
Berry Plastics Group, Inc. (a)	291,640	9,070
Silgan Holdings, Inc.	110,800	5,858
		19,677
Metals & Mining - 0.6%
Compass Minerals International, Inc.	65,700	4,918
Steel Dynamics, Inc.	131,200	2,408
		7,326

TOTAL MATERIALS		44,844

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	96,200	3,214
Towerstream Corp. (a)(b)	2,829,372	608
		3,822
UTILITIES - 3.7%
Electric Utilities - 1.9%
El Paso Electric Co.	142,720	5,842
Great Plains Energy, Inc.	168,720	4,704
IDACORP, Inc.	102,700	7,147
Portland General Electric Co.	193,168	7,508
		25,201
Gas Utilities - 1.8%
Atmos Energy Corp.	76,638	5,305
Laclede Group, Inc.	128,600	8,223
New Jersey Resources Corp.	117,700	4,145
Southwest Gas Corp.	107,900	6,348
		24,021

TOTAL UTILITIES		49,222

TOTAL COMMON STOCKS
(Cost $1,223,541)		1,261,227
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.31% 2/11/16 to 4/28/16 (d)
(Cost $960)	960	960
	Shares	Value (000s)

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.38% (e)	65,537,239	$65,537
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	45,651,284	45,651
TOTAL MONEY MARKET FUNDS
(Cost $111,188)		111,188
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $1,335,689)		1,373,375
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(38,402)
NET ASSETS - 100%		$1,334,973

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
237 ICE Russell 2000 Index Contracts (United States)	March 2016	24,444	$(1,252)

The face value of futures purchased as a percentage of Net Assets is 1.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,827,000 or 0.3% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $960,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ascendis Pharma A/S ADR	12/14/15	$3,702

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$51
Fidelity Securities Lending Cash Central Fund	319
Total	$370

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$169,847	$169,847	$--	$--
Consumer Staples	41,539	36,352	5,187	--
Energy	35,591	35,591	--	--
Financials	325,547	312,963	12,584	--
Health Care	179,668	175,429	4,239	--
Industrials	167,344	158,138	9,206	--
Information Technology	243,803	243,803	--	--
Materials	44,844	44,844	--	--
Telecommunication Services	3,822	3,822	--	--
Utilities	49,222	49,222	--	--
U.S. Government and Government Agency Obligations	960	--	960	--
Money Market Funds	111,188	111,188	--	--
Total Investments in Securities:	$1,373,375	$1,341,199	$32,176	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,252)	$(1,252)	$--	$--
Total Liabilities	$(1,252)	$(1,252)	$--	$--
Total Derivative Instruments:	$(1,252)	$(1,252)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$28,588
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,338,977,000. Net unrealized appreciation aggregated $34,398,000, of which $193,170,000 related to appreciated investment securities and $158,772,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

January 31, 2016

TQG-QTLY-0316
1.813068.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Diversified Consumer Services - 3.2%
ServiceMaster Global Holdings, Inc. (a)	1,266,000	$53,437,860
Internet & Catalog Retail - 4.3%
Amazon.com, Inc. (a)	107,300	62,985,100
JD.com, Inc. sponsored ADR (a)	194,000	5,049,820
Netflix, Inc. (a)	53,000	4,867,520
		72,902,440
Specialty Retail - 6.4%
AutoZone, Inc. (a)	76,100	58,398,379
Home Depot, Inc.	232,000	29,176,320
L Brands, Inc.	112,000	10,768,800
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	49,000	8,877,330
		107,220,829
Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc. Class B	418,000	25,920,180
Under Armour, Inc. Class A (sub. vtg.) (a)	52,000	4,442,360
		30,362,540

TOTAL CONSUMER DISCRETIONARY		263,923,669

CONSUMER STAPLES - 10.1%
Beverages - 2.6%
Constellation Brands, Inc. Class A (sub. vtg.)	148,000	22,567,040
Molson Coors Brewing Co. Class B	233,500	21,127,080
		43,694,120
Food & Staples Retailing - 1.3%
CVS Health Corp.	232,000	22,408,880
Food Products - 1.0%
Post Holdings, Inc. (a)	299,400	17,514,900
Personal Products - 2.4%
Estee Lauder Companies, Inc. Class A	473,000	40,323,250
Tobacco - 2.8%
Reynolds American, Inc.	944,000	47,152,800

TOTAL CONSUMER STAPLES		171,093,950

ENERGY - 3.3%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	76,000	5,492,520
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp.	154,000	13,316,380
Exxon Mobil Corp.	351,000	27,325,350
Total SA	211,100	9,377,257
		50,018,987

TOTAL ENERGY		55,511,507

FINANCIALS - 10.2%
Banks - 0.7%
Wells Fargo & Co.	236,000	11,854,280
Capital Markets - 0.7%
E*TRADE Financial Corp. (a)	498,000	11,732,880
Diversified Financial Services - 3.4%
McGraw Hill Financial, Inc.	197,094	16,756,932
MSCI, Inc. Class A	577,000	39,720,680
		56,477,612
Insurance - 0.9%
Chubb Ltd.	140,000	15,829,800
Real Estate Investment Trusts - 4.5%
American Tower Corp.	634,000	59,811,560
Extra Space Storage, Inc.	174,000	15,780,060
		75,591,620

TOTAL FINANCIALS		171,486,192

HEALTH CARE - 14.0%
Biotechnology - 3.6%
Celgene Corp. (a)	39,000	3,912,480
Intercept Pharmaceuticals, Inc. (a)(b)	146,679	15,581,710
Medivation, Inc. (a)	1,180,000	38,586,000
Regeneron Pharmaceuticals, Inc. (a)	6,000	2,520,540
		60,600,730
Health Care Equipment & Supplies - 3.1%
Edwards Lifesciences Corp. (a)	215,000	16,815,150
Medtronic PLC	412,000	31,279,040
The Cooper Companies, Inc.	29,427	3,859,351
		51,953,541
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	271,000	31,208,360
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	22,000	3,474,900
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	535,900	33,311,544
Prestige Brands Holdings, Inc. (a)	1,098,400	51,273,312
Teva Pharmaceutical Industries Ltd. sponsored ADR	78,700	4,838,476
		89,423,332

TOTAL HEALTH CARE		236,660,863

INDUSTRIALS - 5.4%
Airlines - 3.7%
Alaska Air Group, Inc.	630,081	44,357,702
Spirit Airlines, Inc. (a)	454,523	18,999,061
		63,356,763
Electrical Equipment - 0.5%
Acuity Brands, Inc.	41,000	8,299,630
Road & Rail - 1.2%
Kansas City Southern	275,000	19,492,000

TOTAL INDUSTRIALS		91,148,393

INFORMATION TECHNOLOGY - 36.2%
Internet Software & Services - 11.4%
Alphabet, Inc. Class A	138,600	105,523,111
Facebook, Inc. Class A (a)	768,700	86,255,827
		191,778,938
IT Services - 13.8%
Cognizant Technology Solutions Corp. Class A (a)	737,000	46,659,470
MasterCard, Inc. Class A	682,000	60,718,460
PayPal Holdings, Inc. (a)	1,712,000	61,871,680
Visa, Inc. Class A	862,000	64,210,380
		233,459,990
Software - 11.0%
Adobe Systems, Inc. (a)	1,121,626	99,970,525
ANSYS, Inc. (a)	189,000	16,667,910
Electronic Arts, Inc. (a)	235,000	15,168,075
Microsoft Corp.	928,000	51,123,520
Salesforce.com, Inc. (a)	2,000	136,120
Workday, Inc. Class A (a)	50,000	3,150,500
		186,216,650

TOTAL INFORMATION TECHNOLOGY		611,455,578

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	560,000	20,193,600
Level 3 Communications, Inc. (a)	350,000	17,083,500
Verizon Communications, Inc.	335,000	16,739,950
		54,017,050
TOTAL COMMON STOCKS
(Cost $1,548,621,713)		1,655,297,202

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.38% (c)	18,779,532	18,779,532
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	4,466,000	4,466,000
TOTAL MONEY MARKET FUNDS
(Cost $23,245,532)		23,245,532
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,571,867,245)		1,678,542,734
NET OTHER ASSETS (LIABILITIES) - 0.5%		8,611,289
NET ASSETS - 100%		$1,687,154,023

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,199
Fidelity Securities Lending Cash Central Fund	32,034
Total	$50,233

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$263,923,669	$263,923,669	$--	$--
Consumer Staples	171,093,950	171,093,950	--	--
Energy	55,511,507	46,134,250	9,377,257	--
Financials	171,486,192	171,486,192	--	--
Health Care	236,660,863	236,660,863	--	--
Industrials	91,148,393	91,148,393	--	--
Information Technology	611,455,578	611,455,578	--	--
Telecommunication Services	54,017,050	54,017,050	--	--
Money Market Funds	23,245,532	23,245,532	--	--
Total Investments in Securities:	$1,678,542,734	$1,669,165,477	$9,377,257	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,574,018,542. Net unrealized appreciation aggregated $104,524,192, of which $183,085,194 related to appreciated investment securities and $78,561,002 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

January 31, 2016

FDE-QTLY-0316
1.813012.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 1.0%
General Motors Co.	465,851	$13,808
Diversified Consumer Services - 0.9%
ServiceMaster Global Holdings, Inc. (a)	291,489	12,304
Hotels, Restaurants & Leisure - 1.0%
International Game Technology PLC	229,639	3,323
Las Vegas Sands Corp.	242,740	10,948
		14,271
Household Durables - 1.6%
Harman International Industries, Inc.	37,322	2,776
Newell Rubbermaid, Inc.	286,504	11,111
Tempur Sealy International, Inc. (a)	74,661	4,505
Whirlpool Corp.	25,199	3,386
		21,778
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	50,001	29,351
Media - 3.1%
Comcast Corp. Class A	279,034	15,545
Gannett Co., Inc.	566,645	8,409
Interpublic Group of Companies, Inc.	178,441	4,004
Time Warner Cable, Inc.	81,036	14,749
		42,707
Specialty Retail - 2.9%
GameStop Corp. Class A (b)	58,761	1,540
Home Depot, Inc.	193,373	24,319
L Brands, Inc.	39,765	3,823
Ross Stores, Inc.	104,474	5,878
Staples, Inc.	532,177	4,747
		40,307
Textiles, Apparel & Luxury Goods - 1.5%
Michael Kors Holdings Ltd. (a)	26,027	1,038
NIKE, Inc. Class B	195,514	12,124
PVH Corp.	115,927	8,507
		21,669

TOTAL CONSUMER DISCRETIONARY		196,195

CONSUMER STAPLES - 11.0%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	90,942	13,867
The Coca-Cola Co.	259,069	11,119
		24,986
Food & Staples Retailing - 2.4%
CVS Health Corp.	198,650	19,188
Kroger Co.	349,645	13,570
Walgreens Boots Alliance, Inc.	16,817	1,341
		34,099
Food Products - 1.3%
The J.M. Smucker Co.	49,591	6,364
Tyson Foods, Inc. Class A	221,663	11,828
		18,192
Household Products - 2.2%
Procter & Gamble Co.	372,587	30,437
Personal Products - 2.2%
Coty, Inc. Class A (b)	456,251	11,228
Herbalife Ltd. (a)	207,128	9,571
Nu Skin Enterprises, Inc. Class A (b)	318,736	10,088
		30,887
Tobacco - 1.1%
Reynolds American, Inc.	302,090	15,089

TOTAL CONSUMER STAPLES		153,690

ENERGY - 7.2%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	293,451	12,768
Cameron International Corp. (a)	191,106	12,548
		25,316
Oil, Gas & Consumable Fuels - 5.4%
Chevron Corp.	202,279	17,491
Exxon Mobil Corp.	43,801	3,410
HollyFrontier Corp.	247,374	8,651
PBF Energy, Inc. Class A	300,431	10,512
Phillips 66 Co.	152,571	12,229
Valero Energy Corp.	188,348	12,783
World Fuel Services Corp.	252,845	9,848
		74,924

TOTAL ENERGY		100,240

FINANCIALS - 14.1%
Banks - 5.2%
Bank of America Corp.	1,549,293	21,907
Citigroup, Inc.	472,041	20,100
Wells Fargo & Co.	596,071	29,941
		71,948
Capital Markets - 1.3%
E*TRADE Financial Corp. (a)	339,841	8,007
Northern Trust Corp.	159,096	9,877
		17,884
Consumer Finance - 1.8%
Ally Financial, Inc. (a)	305,039	4,835
Capital One Financial Corp.	204,570	13,424
OneMain Holdings, Inc. (a)	277,540	7,335
		25,594
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	72,728	9,438
MSCI, Inc. Class A	162,764	11,205
		20,643
Insurance - 1.5%
Assured Guaranty Ltd.	259,988	6,183
MetLife, Inc.	15,762	704
Pricoa Global Funding I	16,521	1,158
The Travelers Companies, Inc.	127,689	13,668
		21,713
Real Estate Investment Trusts - 1.6%
Annaly Capital Management, Inc.	754,294	7,166
Simon Property Group, Inc.	85,757	15,975
		23,141
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (a)	372,295	10,413
Jones Lang LaSalle, Inc.	42,303	5,953
		16,366

TOTAL FINANCIALS		197,289

HEALTH CARE - 16.9%
Biotechnology - 4.3%
Amgen, Inc.	134,966	20,613
Biogen, Inc. (a)	45,188	12,339
Gilead Sciences, Inc.	232,635	19,309
Incyte Corp. (a)	29,158	2,057
United Therapeutics Corp. (a)	44,645	5,499
		59,817
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	340,772	5,974
Medtronic PLC	138,449	10,511
		16,485
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	134,261	12,024
Cardinal Health, Inc.	164,342	13,373
Centene Corp. (a)	54,086	3,357
Express Scripts Holding Co. (a)	67,367	4,842
McKesson Corp.	83,444	13,433
Universal Health Services, Inc. Class B	68,344	7,698
		54,727
Life Sciences Tools & Services - 0.7%
Bruker Corp. (a)	423,646	9,460
Pharmaceuticals - 6.8%
Allergan PLC (a)	63,900	18,175
Eli Lilly & Co.	170,369	13,476
Johnson & Johnson	343,862	35,913
Mylan N.V.	259,068	13,650
Pfizer, Inc.	448,077	13,662
		94,876

TOTAL HEALTH CARE		235,365

INDUSTRIALS - 7.9%
Aerospace & Defense - 0.2%
General Dynamics Corp.	22,071	2,952
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	179,682	11,638
Airlines - 2.5%
American Airlines Group, Inc.	303,665	11,840
Southwest Airlines Co.	300,028	11,287
United Continental Holdings, Inc. (a)	238,523	11,516
		34,643
Commercial Services & Supplies - 0.1%
ADT Corp.	18,294	541
R.R. Donnelley & Sons Co.	94,699	1,323
		1,864
Construction & Engineering - 0.8%
AECOM (a)	380,445	10,439
Industrial Conglomerates - 2.5%
General Electric Co.	1,175,081	34,195
Machinery - 0.3%
SPX Flow, Inc. (a)	186,507	4,446
Professional Services - 0.7%
Manpower, Inc.	129,784	9,909

TOTAL INDUSTRIALS		110,086

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 0.0%
Brocade Communications Systems, Inc.	62,597	500
Electronic Equipment & Components - 1.0%
Ingram Micro, Inc. Class A	101,465	2,861
Jabil Circuit, Inc.	533,625	10,624
Keysight Technologies, Inc. (a)	44,654	1,045
		14,530
Internet Software & Services - 5.8%
Alphabet, Inc.:
Class A	59,577	45,359
Class C	3,530	2,623
Facebook, Inc. Class A (a)	295,530	33,161
		81,143
IT Services - 5.2%
Accenture PLC Class A	156,352	16,501
Global Payments, Inc.	180,457	10,638
IBM Corp.	101,711	12,693
Leidos Holdings, Inc.	203,348	9,378
PayPal Holdings, Inc. (a)	159,306	5,757
Visa, Inc. Class A	103,362	7,699
Xerox Corp.	929,281	9,060
		71,726
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	230,444	12,412
Marvell Technology Group Ltd.	766,162	6,781
		19,193
Software - 2.8%
Citrix Systems, Inc. (a)	162,162	11,426
King Digital Entertainment PLC	37,646	675
Microsoft Corp.	314,628	17,333
Nuance Communications, Inc. (a)	511,624	9,020
		38,454
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	572,002	55,676
HP, Inc.	417,180	4,051
		59,727

TOTAL INFORMATION TECHNOLOGY		285,273

MATERIALS - 2.5%
Chemicals - 2.5%
Eastman Chemical Co.	148,607	9,096
LyondellBasell Industries NV Class A	164,907	12,858
The Dow Chemical Co.	314,016	13,189
		35,143
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	613,402	22,119
Verizon Communications, Inc.	148,462	7,419
		29,538
UTILITIES - 1.9%
Electric Utilities - 1.0%
Exelon Corp.	479,317	14,173
Independent Power and Renewable Electricity Producers - 0.9%
NRG Energy, Inc.	1,163,733	12,382

TOTAL UTILITIES		26,555

TOTAL COMMON STOCKS
(Cost $1,374,241)		1,369,374

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.38% (c)	24,347,596	24,348
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	11,791,226	11,791
TOTAL MONEY MARKET FUNDS
(Cost $36,139)		36,139
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,410,380)		1,405,513
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(11,721)
NET ASSETS - 100%		$1,393,792

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$18
Fidelity Securities Lending Cash Central Fund	79
Total	$97

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,411,054,000. Net unrealized depreciation aggregated $5,541,000, of which $82,895,000 related to appreciated investment securities and $88,436,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Fund

January 31, 2016

VAL-QTLY-0316
1.813084.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.6%
Delphi Automotive PLC		289,300	$18,787
Tenneco, Inc. (a)		467,300	17,856
Visteon Corp.		141,510	9,464
			46,107
Diversified Consumer Services - 1.5%
H&R Block, Inc.		913,759	31,113
Houghton Mifflin Harcourt Co. (a)		3,283,706	58,581
Service Corp. International		703,627	17,021
			106,715
Hotels, Restaurants & Leisure - 1.0%
DineEquity, Inc.		245,000	20,805
Extended Stay America, Inc. unit		1,697,800	21,749
Wyndham Worldwide Corp.		463,800	30,101
			72,655
Household Durables - 0.7%
Jarden Corp. (a)		322,650	17,117
Tempur Sealy International, Inc. (a)		119,700	7,223
Whirlpool Corp.		215,800	29,001
			53,341
Internet & Catalog Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)		2,045,000	53,293
Leisure Products - 0.4%
Mattel, Inc. (b)		936,700	25,844
Media - 2.8%
CBS Corp. Class B		271,400	12,892
Charter Communications, Inc. Class A (a)		39,800	6,820
Discovery Communications, Inc. Class A (a)(b)		154,900	4,274
Liberty Broadband Corp. Class C (a)		565,771	26,591
Live Nation Entertainment, Inc. (a)		2,375,160	53,916
Omnicom Group, Inc.		234,800	17,223
Sinclair Broadcast Group, Inc. Class A (b)		666,256	21,986
Starz Series A (a)		895,800	25,468
Twenty-First Century Fox, Inc. Class B		832,700	22,566
Viacom, Inc. Class B (non-vtg.)		300,500	13,715
			205,451
Multiline Retail - 0.7%
Dillard's, Inc. Class A		361,850	25,478
Kohl's Corp.		492,417	24,498
			49,976
Specialty Retail - 1.2%
Chico's FAS, Inc.		981,057	10,193
GameStop Corp. Class A (b)		944,300	24,750
GNC Holdings, Inc.		679,556	19,034
Office Depot, Inc. (a)		3,800,500	19,573
Sally Beauty Holdings, Inc. (a)		294,200	8,108
The Men's Wearhouse, Inc.		749,619	10,277
			91,935
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.		620,500	15,662

TOTAL CONSUMER DISCRETIONARY			720,979

CONSUMER STAPLES - 3.6%
Beverages - 1.0%
C&C Group PLC		5,944,568	23,129
Cott Corp.		3,474,111	35,636
Molson Coors Brewing Co. Class B		148,686	13,453
			72,218
Food & Staples Retailing - 0.7%
Sysco Corp.		685,900	27,306
Whole Foods Market, Inc.		931,100	27,291
			54,597
Food Products - 1.9%
Bunge Ltd.		274,309	17,010
ConAgra Foods, Inc.		672,800	28,015
Darling International, Inc. (a)		3,147,000	28,292
Dean Foods Co. (b)		261,358	5,222
Greencore Group PLC		4,230,659	23,501
The J.M. Smucker Co.		250,931	32,199
TreeHouse Foods, Inc. (a)		19,200	1,524
			135,763

TOTAL CONSUMER STAPLES			262,578

ENERGY - 6.3%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.		1,029,500	44,794
BW Offshore Ltd.		22,754,766	5,597
Dril-Quip, Inc. (a)		542,933	31,838
FMC Technologies, Inc. (a)		471,200	11,851
Halliburton Co.		549,100	17,456
Odfjell Drilling A/S (a)		2,881,782	1,799
SBM Offshore NV (a)(b)		1,595,000	21,056
Schlumberger Ltd.		229,700	16,600
			150,991
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.		347,800	13,596
Apache Corp.		415,700	17,684
Boardwalk Pipeline Partners, LP		1,138,600	12,422
California Resources Corp.		4,040,400	5,778
Diamondback Energy, Inc.		416,700	31,482
Energen Corp.		376,570	13,282
EQT Corp.		599,000	36,982
Golar LNG Ltd.		695,600	12,952
Hess Corp.		438,400	18,632
Hoegh LNG Holdings Ltd. (b)		1,178,611	12,289
Imperial Oil Ltd.		657,500	20,158
Kinder Morgan, Inc.		927,900	15,264
Lundin Petroleum AB (a)(b)		1,472,700	21,174
Marathon Oil Corp.		1,383,100	13,458
Marathon Petroleum Corp.		464,346	19,405
Newfield Exploration Co. (a)		1,057,810	30,751
Northern Oil & Gas, Inc. (a)		1,096,291	3,618
Stone Energy Corp. (a)(b)		1,379,200	4,248
Whiting Petroleum Corp. (a)		1,064,644	7,825
			311,000

TOTAL ENERGY			461,991

FINANCIALS - 30.6%
Banks - 5.7%
Bank of Ireland (a)		22,747,694	7,405
Barclays PLC sponsored ADR		2,218,667	23,917
BOK Financial Corp.		24,700	1,235
CIT Group, Inc.		2,026,876	59,489
Citigroup, Inc.		510,316	21,729
Comerica, Inc.		39,500	1,355
Cullen/Frost Bankers, Inc.		54,400	2,604
East West Bancorp, Inc.		24,700	801
EFG Eurobank Ergasias SA (a)		6,291,960	5,231
First Citizen Bancshares, Inc.		126,801	31,201
First Citizen Bancshares, Inc. Class A (a)		158,592	39,023
First Niagara Financial Group, Inc.		484,800	4,746
Hilltop Holdings, Inc. (a)		1,369,014	21,863
Huntington Bancshares, Inc.		247,200	2,121
JPMorgan Chase & Co.		661,217	39,342
Lloyds Banking Group PLC		13,867,400	12,992
PNC Financial Services Group, Inc.		158,944	13,772
Prosperity Bancshares, Inc.		556,600	23,600
U.S. Bancorp		2,031,115	81,366
Wells Fargo & Co.		477,728	23,996
Zions Bancorporation		39,500	896
			418,684
Capital Markets - 4.4%
American Capital Ltd. (a)		1,128,700	15,824
Apollo Global Management LLC Class A		1,673,932	22,732
Ares Capital Corp.		2,152,622	29,921
Artisan Partners Asset Management, Inc.		546,300	17,099
E*TRADE Financial Corp. (a)		932,646	21,973
Fortress Investment Group LLC		4,206,328	17,751
Franklin Resources, Inc.		894,100	30,990
Invesco Ltd.		2,255,921	67,520
KKR & Co. LP		2,340,968	31,907
NorthStar Asset Management Group, Inc.		2,462,759	28,420
The Blackstone Group LP		895,904	23,535
Virtus Investment Partners, Inc. (b)		203,400	17,899
			325,571
Consumer Finance - 3.0%
American Express Co.		182,900	9,785
Capital One Financial Corp.		1,097,391	72,011
Discover Financial Services		1,403,200	64,253
Navient Corp.		4,523,968	43,249
OneMain Holdings, Inc. (a)		954,238	25,221
Synchrony Financial (a)		85,800	2,438
			216,957
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)		691,089	89,683
Leucadia National Corp.		1,558,200	25,804
			115,487
Insurance - 5.2%
AFLAC, Inc.		568,846	32,970
Allstate Corp.		509,385	30,869
AMBAC Financial Group, Inc. (a)		2,040,459	28,648
Brown & Brown, Inc.		886,900	26,829
Chubb Ltd.		661,248	74,767
First American Financial Corp.		685,200	23,550
Greenlight Capital Re, Ltd. (a)		763,243	14,822
ProAssurance Corp.		23,807	1,193
Progressive Corp.		179,300	5,603
Prudential PLC		1,021,892	20,076
Reinsurance Group of America, Inc.		529,393	44,591
StanCorp Financial Group, Inc.		398,028	45,638
Torchmark Corp.		653,451	35,509
			385,065
Real Estate Investment Trusts - 9.3%
American Capital Agency Corp.		197,906	3,378
American Tower Corp.		448,404	42,302
Annaly Capital Management, Inc.		741,900	7,048
CBL & Associates Properties, Inc.		2,161,000	23,231
Douglas Emmett, Inc.		520,100	15,385
Equity Lifestyle Properties, Inc.		1,160,869	76,524
Extra Space Storage, Inc.		574,500	52,101
First Potomac Realty Trust		301,700	2,954
Forest City Realty Trust, Inc. (a)		2,293,695	45,186
General Growth Properties, Inc.		153,300	4,299
Grivalia Properties REIC		5,026,802	38,713
iStar Financial, Inc. (a)(b)(c)		4,416,865	46,112
Lamar Advertising Co. Class A		358,000	20,087
Mack-Cali Realty Corp.		939,100	19,524
MFA Financial, Inc.		2,545,890	16,166
NorthStar Realty Europe Corp.		373,493	3,526
NorthStar Realty Finance Corp.		3,823,579	45,386
Outfront Media, Inc.		2,014,900	43,824
Sun Communities, Inc.		939,549	62,565
Ventas, Inc.		748,100	41,385
VEREIT, Inc.		4,956,000	38,211
WP Glimcher, Inc.		4,042,900	36,710
			684,617
Real Estate Management & Development - 1.1%
Brookfield Asset Management, Inc. Class A		528,750	15,962
Kennedy Wilson Europe Real Estate PLC		548,064	8,741
Kennedy-Wilson Holdings, Inc.		69,200	1,403
Kennedy-Wilson Holdings, Inc.		1,050,014	21,294
Realogy Holdings Corp. (a)		982,041	32,211
			79,611
Thrifts & Mortgage Finance - 0.3%
TFS Financial Corp.		1,234,100	21,535

TOTAL FINANCIALS			2,247,527

HEALTH CARE - 6.8%
Biotechnology - 0.7%
AbbVie, Inc.		222,100	12,193
AMAG Pharmaceuticals, Inc. (a)		317,700	7,279
United Therapeutics Corp. (a)		242,800	29,908
			49,380
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)		678,700	11,898
St. Jude Medical, Inc.		279,500	14,774
The Cooper Companies, Inc.		81,900	10,741
Zimmer Biomet Holdings, Inc.		599,700	59,526
			96,939
Health Care Providers & Services - 1.7%
Accretive Health, Inc. (a)(b)		5,107,130	13,381
Cigna Corp.		193,400	25,838
Community Health Systems, Inc. (a)		502,017	10,783
Laboratory Corp. of America Holdings (a)		405,900	45,603
McKesson Corp.		60,200	9,691
Universal Health Services, Inc. Class B		150,700	16,975
			122,271
Health Care Technology - 0.6%
CompuGroup Medical AG		1,090,604	43,862
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.		491,073	18,489
Pharmaceuticals - 2.3%
Allergan PLC (a)		50,200	14,278
Innoviva, Inc.		1,701,946	17,053
Jazz Pharmaceuticals PLC (a)		538,067	69,271
Mallinckrodt PLC (a)		65,300	3,793
Perrigo Co. PLC		78,600	11,364
Teva Pharmaceutical Industries Ltd. sponsored ADR		631,617	38,832
The Medicines Company (a)		269,504	9,314
Valeant Pharmaceuticals International, Inc. (Canada) (a)		96,300	8,868
			172,773

TOTAL HEALTH CARE			503,714

INDUSTRIALS - 11.9%
Aerospace & Defense - 3.7%
Aerojet Rocketdyne Holdings, Inc. (a)		3,019,596	49,672
Curtiss-Wright Corp.		402,816	27,794
Esterline Technologies Corp. (a)		332,700	26,187
KLX, Inc. (a)		1,362,152	39,816
L-3 Communications Holdings, Inc.		548,790	64,121
Orbital ATK, Inc.		277,000	24,994
Precision Castparts Corp.		106,100	24,928
Rolls-Royce Group PLC		1,967,800	15,653
			273,165
Air Freight & Logistics - 0.4%
FedEx Corp.		66,700	8,863
Hub Group, Inc. Class A (a)		345,104	10,515
PostNL NV (a)		2,336,954	8,504
			27,882
Airlines - 0.2%
Delta Air Lines, Inc.		392,600	17,388
Building Products - 0.3%
Allegion PLC		328,513	19,895
Commercial Services & Supplies - 1.1%
ADT Corp. (b)		826,669	24,453
Progressive Waste Solution Ltd. (Canada)		765,800	21,532
Regus PLC		5,483,500	23,180
West Corp.		517,600	9,374
			78,539
Construction & Engineering - 1.7%
AECOM (a)		2,813,306	77,197
Astaldi SpA		2,777,941	13,997
Jacobs Engineering Group, Inc. (a)		830,500	32,581
			123,775
Electrical Equipment - 0.7%
Eaton Corp. PLC		406,700	20,542
Regal Beloit Corp.		496,100	27,886
			48,428
Machinery - 1.6%
AGCO Corp.		625,381	30,500
Allison Transmission Holdings, Inc.		92,300	2,196
Flowserve Corp.		310,300	11,990
Kennametal, Inc.		1,002,900	17,751
Manitowoc Co., Inc. (b)		929,907	14,637
New Melrose Industries PLC		677,202	2,887
Pentair PLC		323,500	15,243
Sulzer AG (Reg.) (b)		168,950	15,409
TriMas Corp. (a)		561,766	9,713
			120,326
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)(b)		4,238,972	271
Road & Rail - 1.1%
CSX Corp.		1,127,300	25,950
Heartland Express, Inc. (b)		177,800	3,049
Hertz Global Holdings, Inc. (a)		2,057,400	18,681
Swift Transporation Co. (a)(b)		1,852,700	30,218
			77,898
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)		814,296	25,007
Ashtead Group PLC		654,400	8,442
MRC Global, Inc. (a)		1,140,287	11,460
Now, Inc. (a)		0	0
Veritiv Corp. (a)(b)		291,978	9,008
WESCO International, Inc. (a)		771,813	31,166
			85,083

TOTAL INDUSTRIALS			872,650

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.7%
CommScope Holding Co., Inc. (a)		1,164,000	26,097
Harris Corp.		405,900	35,301
Qualcomm, Inc.		1,382,354	62,676
			124,074
Electronic Equipment & Components - 1.2%
Flextronics International Ltd. (a)		1,100,200	11,530
Jabil Circuit, Inc.		1,388,903	27,653
TE Connectivity Ltd.		312,866	17,883
Trimble Navigation Ltd. (a)		927,500	17,891
TTM Technologies, Inc. (a)		2,737,380	15,959
			90,916
Internet Software & Services - 0.1%
Rackspace Hosting, Inc. (a)		235,900	4,768
IT Services - 1.9%
Computer Sciences Corp.		952,800	30,556
EVERTEC, Inc.		2,511,300	34,505
Leidos Holdings, Inc.		553,500	25,527
Science Applications International Corp.		650,100	27,707
Unisys Corp. (a)		2,208,176	21,684
			139,979
Semiconductors & Semiconductor Equipment - 2.2%
Marvell Technology Group Ltd.		6,675,900	59,082
Maxim Integrated Products, Inc.		1,202,000	40,147
NXP Semiconductors NV (a)		414,248	30,977
Semtech Corp. (a)		1,427,598	28,695
			158,901
Software - 0.4%
CommVault Systems, Inc. (a)		226,700	8,506
Interactive Intelligence Group, Inc. (a)		839,779	20,054
			28,560
Technology Hardware, Storage & Peripherals - 3.0%
EMC Corp.		902,300	22,350
Hewlett Packard Enterprise Co.		1,031,200	14,189
HP, Inc.		1,489,500	14,463
Lexmark International, Inc. Class A		959,223	27,060
NCR Corp. (a)		1,924,700	41,073
SanDisk Corp.		602,800	42,618
Western Digital Corp.		1,250,700	60,009
			221,762

TOTAL INFORMATION TECHNOLOGY			768,960

MATERIALS - 7.0%
Chemicals - 3.3%
Agrium, Inc.		137,400	11,997
Albemarle Corp. U.S.		1,105,100	58,172
Axalta Coating Systems (a)		680,100	16,193
CF Industries Holdings, Inc.		1,146,300	34,389
Eastman Chemical Co.		697,903	42,719
LyondellBasell Industries NV Class A		259,180	20,208
Methanex Corp.		1,075,566	28,668
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		1,310,300	21,266
Tronox Ltd. Class A		3,033,480	10,830
			244,442
Containers & Packaging - 2.4%
Avery Dennison Corp.		347,600	21,165
Ball Corp.		513,900	34,344
Berry Plastics Group, Inc. (a)		770,200	23,953
Graphic Packaging Holding Co.		1,694,100	19,245
Sonoco Products Co.		536,178	21,184
WestRock Co.		1,670,668	58,941
			178,832
Metals & Mining - 1.3%
Compass Minerals International, Inc.		830,400	62,155
Freeport-McMoRan, Inc. (b)		545,200	2,508
Steel Dynamics, Inc.		1,024,000	18,790
SunCoke Energy, Inc.		2,820,784	10,663
			94,116

TOTAL MATERIALS			517,390

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.		970,291	24,665
Frontier Communications Corp. (b)		3,436,604	15,637
			40,302
UTILITIES - 10.7%
Electric Utilities - 6.6%
Edison International		2,465,893	152,392
Exelon Corp.		3,082,400	91,147
NextEra Energy, Inc.		420,818	47,010
OGE Energy Corp.		2,845,200	74,630
Xcel Energy, Inc.		3,046,900	116,453
			481,632
Gas Utilities - 0.3%
Atmos Energy Corp.		314,300	21,756
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)		1,102,600	13,055
Multi-Utilities - 3.6%
CMS Energy Corp.		1,548,100	60,190
DTE Energy Co.		564,400	47,980
Sempra Energy		1,675,197	158,723
			266,893

TOTAL UTILITIES			783,336

TOTAL COMMON STOCKS
(Cost $7,923,428)			7,179,427

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR		1,140,099	7,171
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares) (a)		192,009,510	274
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $17,876)			7,445
		Principal Amount (000s)(d)	Value (000s)

Corporate Bonds - 0.4%
Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19		29,510	14,921
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Ireland 10% 7/30/16	EUR	10,286	11,477
TOTAL CORPORATE BONDS
(Cost $28,534)			26,398

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.26% 2/4/16 to 4/21/16 (e)
(Cost $17,342)		17,350	17,341
		Shares	Value (000s)

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.38% (f)		130,421,322	$130,421
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)		108,592,095	108,592
TOTAL MONEY MARKET FUNDS
(Cost $239,013)			239,013
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $8,226,193)			7,469,624
NET OTHER ASSETS (LIABILITIES) - (1.6)%			(118,990)
NET ASSETS - 100%			$7,350,634

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
324 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2016	42,600	$(135)

The face value of futures purchased as a percentage of Net Assets is 0.6%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,296,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$100
Fidelity Securities Lending Cash Central Fund	274
Total	$374

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Grivalia Properties REIC	$46,812	$--	$1,000	$--	$--
iStar Financial, Inc.	57,507	2,065	2,516	--	46,112
Total	$104,319	$2,065	$3,516	$--	$46,112

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$720,979	$720,979	$--	$--
Consumer Staples	262,578	215,948	46,630	--
Energy	461,991	400,076	61,915	--
Financials	2,254,698	2,161,540	93,158	--
Health Care	503,714	459,852	43,862	--
Industrials	872,924	784,852	88,072	--
Information Technology	768,960	768,960	--	--
Materials	517,390	517,390	--	--
Telecommunication Services	40,302	40,302	--	--
Utilities	783,336	783,336	--	--
Corporate Bonds	26,398	--	26,398	--
U.S. Government and Government Agency Obligations	17,341	--	17,341	--
Money Market Funds	239,013	239,013	--	--
Total Investments in Securities:	$7,469,624	$7,092,248	$377,376	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(135)	$(135)	$--	$--
Total Liabilities	$(135)	$(135)	$--	$--
Total Derivative Instruments:	$(135)	$(135)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$313,618
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $8,287,325,000. Net unrealized depreciation aggregated $817,701,000, of which $609,396,000 related to appreciated investment securities and $1,427,097,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

January 31, 2016

CAF-QTLY-0316
1.813030.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 34.0%
Automobiles - 3.4%
Ford Motor Co.	11,164,590	$133,305
General Motors Co.	2,714,322	80,453
Tesla Motors, Inc. (a)	204,500	39,100
		252,858
Hotels, Restaurants & Leisure - 10.5%
Accor SA	364,640	13,848
Chipotle Mexican Grill, Inc. (a)	24,300	11,007
Dalata Hotel Group PLC (a)	5,773,760	30,733
Dunkin' Brands Group, Inc. (b)	585,200	23,033
Extended Stay America, Inc. unit	181,400	2,324
Hilton Worldwide Holdings, Inc.	1,027,690	18,303
Las Vegas Sands Corp.	9,237,676	416,619
Marriott International, Inc. Class A	196,900	12,066
McDonald's Corp.	350,400	43,373
Starbucks Corp.	1,506,048	91,523
Whitbread PLC	1,885,561	108,062
		770,891
Household Durables - 0.9%
Cairn Homes PLC (a)	25,671,100	32,905
Tempur Sealy International, Inc. (a)	486,509	29,356
		62,261
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	209,550	123,006
Leisure Products - 1.2%
Polaris Industries, Inc. (b)	1,204,617	88,949
Media - 4.4%
Altice NV Class A (a)	1,049	15
Charter Communications, Inc. Class A (a)	136,300	23,356
Havas SA	4,175,200	33,269
Interpublic Group of Companies, Inc.	3,912,294	87,792
ITV PLC	12,614,190	48,222
The Walt Disney Co.	1,338,649	128,269
		320,923
Multiline Retail - 1.8%
Dillard's, Inc. Class A	607,725	42,790
JC Penney Corp., Inc. (a)(b)	12,234,114	88,820
		131,610
Specialty Retail - 9.3%
AutoZone, Inc. (a)	266,703	204,665
Home Depot, Inc.	1,933,316	243,134
L Brands, Inc.	58,400	5,615
O'Reilly Automotive, Inc. (a)	155,700	40,622
TJX Companies, Inc.	1,031,364	73,474
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	544,654	98,675
Williams-Sonoma, Inc.	341,200	17,626
		683,811
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	947,449	58,751

TOTAL CONSUMER DISCRETIONARY		2,493,060

CONSUMER STAPLES - 2.8%
Beverages - 0.0%
Constellation Brands, Inc. Class A (sub. vtg.)	29,200	4,452
Tobacco - 2.8%
Imperial Tobacco Group PLC	1,491,119	80,738
Reynolds American, Inc.	2,441,925	121,974
		202,712

TOTAL CONSUMER STAPLES		207,164

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ConocoPhillips Co.	143,618	5,613
Whiting Petroleum Corp. (a)	283,669	2,085
		7,698
FINANCIALS - 8.5%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	1,565,280	141,893
BlackRock, Inc. Class A	81,159	25,505
E*TRADE Financial Corp. (a)	4,758,020	112,099
		279,497
Diversified Financial Services - 4.5%
CME Group, Inc.	1,989,360	178,744
McGraw Hill Financial, Inc.	1,627,495	138,370
MSCI, Inc. Class A	212,500	14,629
		331,743
Real Estate Investment Trusts - 0.2%
American Tower Corp.	145,362	13,713

TOTAL FINANCIALS		624,953

HEALTH CARE - 31.9%
Biotechnology - 23.8%
Actelion Ltd.	791,990	104,368
Alexion Pharmaceuticals, Inc. (a)	240,757	35,134
Amgen, Inc.	1,550,523	236,811
Biogen, Inc. (a)	590,316	161,192
Celgene Corp. (a)	4,101,691	411,482
Gilead Sciences, Inc.	6,846,922	568,295
Medivation, Inc. (a)	4,976,665	162,737
Regeneron Pharmaceuticals, Inc. (a)	126,139	52,990
Vertex Pharmaceuticals, Inc. (a)	175,300	15,908
		1,748,917
Health Care Equipment & Supplies - 0.2%
Inogen, Inc. (a)	14,100	469
ResMed, Inc.	187,077	10,607
		11,076
Health Care Providers & Services - 0.0%
Teladoc, Inc.	153,284	2,489
Health Care Technology - 0.1%
Inovalon Holdings, Inc. Class A (b)	88,368	1,492
Medidata Solutions, Inc. (a)	136,784	5,845
Veeva Systems, Inc. Class A (a)	138,100	3,328
		10,665
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	68,410	10,805
Pharmaceuticals - 7.6%
Allergan PLC (a)	371,436	105,648
Cardiome Pharma Corp. (a)	611,563	4,049
DepoMed, Inc. (a)	194,700	2,987
Jazz Pharmaceuticals PLC (a)	1,094,010	140,843
Johnson & Johnson	1,540,020	160,840
Pacira Pharmaceuticals, Inc. (a)(b)	1,607,583	95,523
Teva Pharmaceutical Industries Ltd. sponsored ADR	611,900	37,620
The Medicines Company (a)	301,320	10,414
		557,924

TOTAL HEALTH CARE		2,341,876

INDUSTRIALS - 6.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.	163,900	21,925
Lockheed Martin Corp.	266,187	56,165
Northrop Grumman Corp.	282,138	52,212
Raytheon Co.	311,500	39,947
		170,249
Airlines - 1.1%
Ryanair Holdings PLC sponsored ADR	996,742	78,095
Building Products - 0.1%
Allegion PLC	106,100	6,425
Electrical Equipment - 0.3%
Eaton Corp. PLC	457,400	23,103
Industrial Conglomerates - 1.8%
General Electric Co.	4,670,747	135,919
Machinery - 0.4%
Wabtec Corp.	410,654	26,261

TOTAL INDUSTRIALS		440,052

INFORMATION TECHNOLOGY - 11.0%
Internet Software & Services - 3.9%
Alphabet, Inc. Class A	132,714	101,042
Facebook, Inc. Class A (a)	1,675,700	188,030
		289,072
IT Services - 0.6%
PayPal Holdings, Inc. (a)	1,134,047	40,984
Software - 6.5%
Adobe Systems, Inc. (a)	2,805,590	250,062
Microsoft Corp.	3,870,700	213,237
Workday, Inc. Class A (a)	158,405	9,981
		473,280

TOTAL INFORMATION TECHNOLOGY		803,336

MATERIALS - 1.2%
Chemicals - 1.1%
Axalta Coating Systems (a)	146,000	3,476
LyondellBasell Industries NV Class A	472,605	36,849
PPG Industries, Inc.	424,700	40,397
		80,722
Containers & Packaging - 0.1%
International Paper Co.	194,700	6,661

TOTAL MATERIALS		87,383

TOTAL COMMON STOCKS
(Cost $6,332,445)		7,005,522

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.38% (c)	285,532,598	285,533
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	184,186,225	184,186
TOTAL MONEY MARKET FUNDS
(Cost $469,719)		469,719
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $6,802,164)		7,475,241
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(138,221)
NET ASSETS - 100%		$7,337,020

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$168
Fidelity Securities Lending Cash Central Fund	408
Total	$576

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cairn Homes PLC	$28,512	$--	$--	$--	$--
Total	$28,512	$--	$--	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,493,060	$2,226,006	$267,054	$--
Consumer Staples	207,164	126,426	80,738	--
Energy	7,698	7,698	--	--
Financials	624,953	624,953	--	--
Health Care	2,341,876	2,237,508	104,368	--
Industrials	440,052	440,052	--	--
Information Technology	803,336	803,336	--	--
Materials	87,383	87,383	--	--
Money Market Funds	469,719	469,719	--	--
Total Investments in Securities:	$7,475,241	$7,023,081	$452,160	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$498,407
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $6,809,200,000. Net unrealized appreciation aggregated $666,041,000, of which $1,046,646,000 related to appreciated investment securities and $380,605,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2016